Income taxes - Shareholders' equity tax accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 6,142,905	$ 5,590,114	$ 5,006,995
Contributed capital account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	4,458,342	4,258,423	3,988,407
Net consolidated tax profit account
Balances of shareholders' equity tax accounts
Total shareholders' equity tax accounts	$ 1,684,563	$ 1,331,691	$ 1,018,588